UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-21789
                                                      ---------

                            Giordano Investment Trust
                            -------------------------
               (Exact Name of Registrant as Specified in Charter)


              2530 Riva Road, Suite 312, Annapolis, Maryland 21401
              ----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 410-266-9110
                                                            ------------

                      Date of fiscal year end: September 30
                                               ------------

                   Date of reporting period: December 31, 2006
                                             -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of December 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value                                             Shares or     Market Value
                                         Shares    (Note 1)                                               Principal         (Note 1)
-------------------------------------------------------------     ------------------------------------------------------------------

COMMON STOCK - 82.16%                                             Oil & Gas - 3.91%
                                                                     Chevron Corporation                     1,000    $     73,530
                                                                                                                      ------------
Banks - 12.19%
     Bank of America Corporation          1,400  $     74,746     Packaging & Containers - 3.44%
     Mercantile Bankshares Corp           1,200        56,148        Sonoco Products Company                 1,700          64,702
     United Bankshares, Inc.              1,200        46,380                                                         ------------
     Whitney Holding Corporation          1,600        52,192     Pharmaceuticals - 2.77%
                                                 ------------        Eli Lilly & Company                     1,000          52,100
                                                      229,466                                                         ------------
                                                 ------------
Chemicals - 8.43%                                                 Real Estate Investment Trust - 3.23%
     El Du Pont de Nemours &                                         Vornado Realty Trust                      500          60,750
        Company                           1,700        82,807                                                         ------------
     The Dow Chemical Company             1,900        75,886
                                                 ------------     Semiconductors - 2.78%
                                                      158,693        Microchip Technology
                                                 ------------           Incorporated                         1,600          52,320
Diversified Financial Services - 8.84%                                                                                ------------
     Citigroup Inc.                       1,600        89,120
     JPMorgan Chase & Co.                 1,600        77,280     Telecommunications - 2.77%
                                                 ------------        Verizon Communications Inc.             1,400          52,136
                                                      166,400                                                         ------------
                                                 ------------
Environmental Control - 3.52%                                     Total Common Stocks (Cost $1,422,685)                  1,546,067
     Waste Management Inc.                1,800        66,186                                                         ------------
                                                 ------------     EXCHANGE TRADED FUNDS - 6.91%
                                                                     Midcap SPDR Trust Series 1                500          73,300
Forest Products & Paper - 3.62%                                      SPDR Trust Series 1                       400          56,676
     International Paper Company          2,000        68,200                                                         ------------
                                                 ------------     Total Exchange Traded Funds (Cost $118,637)              129,976
Gas Distribution - 2.90%                                                                                              ------------
     UGI Corporation                      2,000        54,560
                                                 ------------     INVESTMENT COMPANY - 1.78%
                                                                     Evergreen Institutional Money Market Fund
Healthcare - Products - 4.56%                                           (Cost $33,543)                      33,543          33,543
     Johnson & Johnson                    1,300        85,826                                                         ------------
                                                 ------------
                                                                  CORPORATE OBLIGATIONS - 9.24%
Household Products/Wares - 2.89%                                  (B)   Empire Corporation
     Avery Denison Corp                     800        54,344           10.00%, 12/09/2010                $ 75,000          73,800
                                                 ------------           10.00%, 04/12/2011                 100,000         100,000
Media - 0.11%                                                                                                          -----------
 *   Idearc, Inc.                            70         2,006     Total Corporate Obligations (Cost $175,000)          $   173,800
                                                 ------------                                                          -----------

                                                                  Total Investments (Cost $1,749,865) - 100.09%        $ 1,883,386
Metal Fabricate/Hardware - 4.36%                                  Liabilities in Excess of Other Assets - (0.09%)           (1,614)
     The Timken Company                   1,600        46,688                                                          -----------
     Worthington Industries, Inc.         2,000        35,440
                                                 ------------
                                                       82,128     Net Assets - 100.00%                                 $ 1,881,772
                                                 ------------                                                          ===========
Miscellaneous Manufacturing - 11.84%
     3M Company                             800        62,344     *  Non-income producing investment.
     General Electric Company             2,000        74,420
     Honeywell International Inc.         1,900        85,956
                                                 ------------
                                                      222,720
                                                 ------------


                                                                                                                       (Continued)

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of December 31, 2006

------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------   ----------------------------------------------------------------

(B)  Restricted  security - A  restricted  security  cannot be      Note 1 - Investment Valuation
     resold to the general public  without prior  registration
     under the Securities Act of 1933.  Restricted  securities      The Fund's  investments  in  securities  are carried at value.
     are valued  according to the  guidelines  and  procedures      Securities  listed on an  exchange  or  quoted  on a  national
     adopted  by the  Board of  Trustees.  The Fund  currently      market  system are  valued at the last sales  price as of 4:00
     holds Empire Corporation Senior  Subordinated  Debentures      p.m.   Eastern   Time.   Securities   traded  in  the   NASDAQ
     at a cost of $175,000.  The sale of this  investment  has      over-the-counter  market  are  generally  valued at the NASDAQ
     been  restricted  and has been valued in accordance  with      Official  Closing  Price.   Other  securities  traded  in  the
     the  guidelines  adopted  by the Board of  Trustees.  The      over-the-counter  market  and listed  securities  for which no
     total fair value of this security at December 31, 2006 is      sale was  reported  on that date are valued at the most recent
     $173,800,  which represents 9.24% of net assets. See Note      bid price.  Securities  and  assets  for which  representative
     2 for more information on Restricted Securities.               market quotations are not readily available or which cannot be accurately  valued using the Fund's normal pricing  procedures are valued at fair  value as  determined  in good faith  under
Summary of Investments by Industry                                  policies  approved by the Trustees.  Fair value pricing may be
                                      % of Net       Market         used,  for  example,  in  situations  where  (i)  a  portfolio
Industry                               Assets        Value          security  is  so  thinly   traded  that  there  have  been  no
------------------------------------------------------------        transactions  for that  security  over an  extended  period of
Banks                                   12.19%     $ 229,466        time;  (ii) the  exchange on which the  portfolio  security is
Chemicals                                8.43%       158,693        principally  traded  closes  early;  or (iii)  trading  of the
Corporate Obligations                    9.24%       173,800        portfolio  security  is  halted  during  the day and  does not
Diversified Financial Services           8.84%       166,400        resume  prior to the Fund's  net asset  value  calculation.  A
Environmental Control                    3.52%        66,186        portfolio  security's  "fair  value" price may differ from the
Exchange Traded Funds                    6.91%       129,976        price next  available for that  portfolio  security  using the
Forest Products & Paper                  3.62%        68,200        Fund's normal pricing procedures.  Instruments with maturities
Gas Distribution                         2.90%        54,560        of 60  days  or less  are  valued  at  amortized  cost,  which
Healthcare - Products                    4.56%        85,826        approximates market value.
Household Products/Wares                 2.89%        54,344
Investment Company                       1.78%        33,543
Media                                    0.11%         2,006        Note 2 - Restricted Securities
Metal Fabricate/Hardware                 4.36%        82,128
Miscellaneous Manufacturing             11.84%       222,720        Restricted securities held by the Funds may not be sold unless
Oil & Gas                                3.91%        73,530        registered  pursuant to an  effective  registration  statement
Packaging & Containers                   3.44%        64,702        filed  under  the  Securities  Act of 1933,  as  amended  (the
Pharmaceuticals                          2.77%        52,100        "Securities Act") or offered pursuant to an exemption from, or
Real Estate Investment Trust             3.23%        60,750        in a transaction not subject to, the registration requirements
Semiconductors                           2.78%        52,320        of  the  Securities   Act.  The  risk  of  investing  in  such
Telecommunications                       2.77%        52,136        securities is generally  greater than the risk of investing in
------------------------------------------------------------        the  securities  of  publicly  traded  companies.  Lack  of  a
Total                                  100.09%    $1,883,386        secondary  market  and resale  restrictions  may result in the inability  of the Fund to sell a security  at a fair price and
Aggregate cost for financial  reporting and federal income tax      may  substantially  delay the sale of the security it seeks to
purposes is the same. Unrealized  appreciation  (depreciation)      sell. In addition,  restricted  securities may exhibit greater
of investments for financial  reporting and federal income tax      price  volatility than securities for which secondary  markets
purposes is as follows:                                             exist.




Aggregate gross unrealized appreciation        $    157,941
Aggregate gross unrealized depreciation             (24,420)
                                               ------------
Net unrealized appreciation                    $    133,521
                                               ============

ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust


By: (Signature and Title)     /s/ Joseph A. Giordano
                              __________________________________
                              Joseph A. Giordano, Trustee, President,
                              Treasurer, Principal Executive Officer
                              and Principal Financial Officer

Date: February 16, 2007








Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By: (Signature and Title)     /s/ Joseph A. Giordano
                              __________________________________
                              Joseph A. Giordano, Trustee, President,
                              Treasurer, Principal Executive Officer
                              and Principal Financial Officer
                              Giordano Investment Trust

Date: February 16, 2007